SCHEDULE OF PREVIOUSLY ISSUED FINANCIAL STATEMENT (Details) - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash withdrawn from Trust Account in connection with redemption	$ 109,309,854
Total net cash (used in) provided by investing activities	108,729,854		$ (202,998,782)	$ (2,999,982)
Redemption of Class A ordinary shares	(109,309,854)
Total net cash provided by (used in) investing activities	(108,729,854)		$ 204,738,217	$ 2,999,982
Redemption of Class A ordinary shares
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash withdrawn from Trust Account in connection with redemption
Total net cash (used in) provided by investing activities	(580,000)
Redemption of Class A ordinary shares
Total net cash provided by (used in) investing activities	580,000
Redemption of Class A ordinary shares	109,309,854
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash withdrawn from Trust Account in connection with redemption	109,309,854
Total net cash (used in) provided by investing activities	109,309,854
Redemption of Class A ordinary shares	(109,309,854)
Total net cash provided by (used in) investing activities	(109,309,854)
Redemption of Class A ordinary shares	$ (109,309,854)